STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net income (loss) for financial reporting purposes	$ 3,354,800	$ 2,545,668
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	(3,596,277)	(3,551,414)
Changes in assets and liabilities
Other assets	377	4,541
Accounts payable, accrued expenses and other liabilities	1	(27)
Accounts payable - affiliates	(1,746,384)	(2,632,811)
Net cash used in operating activities	(1,987,483)	(3,634,043)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	3,596,277	3,551,414
Net cash provided by investing activities	3,596,277	3,551,414
Cash flows from financing activities
Distributions	(3,471,447)	(8,366,058)
Net cash used in financing activities	(3,471,447)	(8,366,058)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,862,653)	(8,448,687)
Cash and cash equivalents, beginning	2,370,898	10,819,585
Cash and cash equivalents, ending	508,245	2,370,898
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	1,249,375
Series 20
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 21
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 22
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 23
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 24
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 25
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 26
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	(91,580)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	(20,845)
Changes in assets and liabilities
Other assets	0	75
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	(2,199)
Net cash used in operating activities	0	(114,549)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	20,845
Net cash provided by investing activities	0	20,845
Cash flows from financing activities
Distributions	0	(437,323)
Net cash used in financing activities	0	(437,323)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(531,027)
Cash and cash equivalents, beginning	0	531,027
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 27
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 28
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 29
Cash flows from operating activities
Net income (loss) for financial reporting purposes	(66,052)	(36,279)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	(29,999)
Changes in assets and liabilities
Other assets	(82)	(352)
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	4,512	(18,837)
Net cash used in operating activities	(61,622)	(85,467)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	29,999
Net cash provided by investing activities	0	29,999
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(61,622)	(55,468)
Cash and cash equivalents, beginning	108,768	164,236
Cash and cash equivalents, ending	47,146	108,768
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 30
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 31
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 32
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	(81,264)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	(23,823)
Changes in assets and liabilities
Other assets	0	74
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	(4,847)
Net cash used in operating activities	0	(109,860)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	23,823
Net cash provided by investing activities	0	23,823
Cash flows from financing activities
Distributions	0	(2,554,377)
Net cash used in financing activities	0	(2,554,377)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(2,640,414)
Cash and cash equivalents, beginning	0	2,640,414
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 33
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	(87,109)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	(23,823)
Changes in assets and liabilities
Other assets	0	74
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	(4,992)
Net cash used in operating activities	0	(115,850)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	23,823
Net cash provided by investing activities	0	23,823
Cash flows from financing activities
Distributions	0	(2,948,609)
Net cash used in financing activities	0	(2,948,609)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(3,040,636)
Cash and cash equivalents, beginning	0	3,040,636
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 34
Cash flows from operating activities
Net income (loss) for financial reporting purposes	(68,224)	(65,928)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	(82)	74
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	18,492	18,492
Net cash used in operating activities	(49,814)	(47,362)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(49,814)	(47,362)
Cash and cash equivalents, beginning	81,705	129,067
Cash and cash equivalents, ending	31,891	81,705
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 35
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 36
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 37
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 38
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 39
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 40
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 41
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	1,032,291
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	(1,151,653)
Changes in assets and liabilities
Other assets	0	437
Accounts payable, accrued expenses and other liabilities	0	(1)
Accounts payable - affiliates	0	(1,441,470)
Net cash used in operating activities	0	(1,560,396)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	1,151,653
Net cash provided by investing activities	0	1,151,653
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(408,743)
Cash and cash equivalents, beginning	0	408,743
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	1,249,375
Series 42
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	143,547
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	(247,877)
Changes in assets and liabilities
Other assets	0	82
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	(36,736)
Net cash used in operating activities	0	(140,984)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	247,877
Net cash provided by investing activities	0	247,877
Cash flows from financing activities
Distributions	0	(2,425,749)
Net cash used in financing activities	0	(2,425,749)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	(2,318,856)
Cash and cash equivalents, beginning	0	2,318,856
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 43
Cash flows from operating activities
Net income (loss) for financial reporting purposes	0	0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	0	0
Changes in assets and liabilities
Other assets	0	0
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	0	0
Net cash used in operating activities	0	0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	0
Net cash provided by investing activities	0	0
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
Cash and cash equivalents, beginning	0	0
Cash and cash equivalents, ending	0	0
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 44
Cash flows from operating activities
Net income (loss) for financial reporting purposes	1,755,220	758,807
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	(1,746,178)	(815,747)
Changes in assets and liabilities
Other assets	0	205
Accounts payable, accrued expenses and other liabilities	0	(26)
Accounts payable - affiliates	(28,269)	(371,220)
Net cash used in operating activities	(19,227)	(427,981)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,746,178	815,747
Net cash provided by investing activities	1,746,178	815,747
Cash flows from financing activities
Distributions	(2,957,455)	0
Net cash used in financing activities	(2,957,455)	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,230,504)	387,766
Cash and cash equivalents, beginning	1,230,504	842,738
Cash and cash equivalents, ending	0	1,230,504
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 45
Cash flows from operating activities
Net income (loss) for financial reporting purposes	1,364,970	596,405
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	(1,411,858)	(691,381)
Changes in assets and liabilities
Other assets	0	2,627
Accounts payable, accrued expenses and other liabilities	0	0
Accounts payable - affiliates	(1,138,508)	(606,165)
Net cash used in operating activities	(1,185,396)	(698,514)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	1,411,858	691,381
Net cash provided by investing activities	1,411,858	691,381
Cash flows from financing activities
Distributions	(513,992)	0
Net cash used in financing activities	(513,992)	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(287,530)	(7,133)
Cash and cash equivalents, beginning	287,530	294,663
Cash and cash equivalents, ending	0	287,530
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	0	0
Series 46
Cash flows from operating activities
Net income (loss) for financial reporting purposes	368,886	376,778
Adjustments to reconcile net income (loss) to net cash used in operating activities
Gain on sale of operating limited partnerships	(438,241)	(546,266)
Changes in assets and liabilities
Other assets	541	1,245
Accounts payable, accrued expenses and other liabilities	1	0
Accounts payable - affiliates	(602,611)	(164,837)
Net cash used in operating activities	(671,424)	(333,080)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	438,241	546,266
Net cash provided by investing activities	438,241	546,266
Cash flows from financing activities
Distributions	0	0
Net cash used in financing activities	0	0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(233,183)	213,186
Cash and cash equivalents, beginning	662,391	449,205
Cash and cash equivalents, ending	429,208	662,391
Supplemental schedule of noncash investing and financing activities
The general partner's equity balance was increased and accounts payable affiliates was reduced as a result of forgiveness of debt with an affiliate of the general partner.	$ 0	$ 0